Borrowings - Operational borrowings (Details) - Operational borrowings - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings	$ 797	$ 941
Borrowings in respect of short-term fixed income securities programmes (commercial paper)
Borrowings
Borrowings	527	699
Lease liabilities under IFRS 16
Borrowings
Borrowings	257	234
Other borrowings
Borrowings
Borrowings	$ 13	$ 8